Restatement of Previously Issued Consolidated Financial Statements - Consolidated Statements of Cash Flows (Deficit) (FY) (Details) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended				11 Months Ended	12 Months Ended
	Nov. 17, 2020	Jan. 01, 2020		Dec. 31, 2020	Mar. 31, 2021		Mar. 31, 2020		Nov. 16, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ (94,221)			$ (94,221)	$ 19,928		$ (10,326)		$ (3,050)	$ (83,202)	[1]	$ 59,998		$ 63,685
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization expense					1,056		2,572			9,818	[1]	10,338		11,663
Deferred taxes					865		0			629	[1]	0		0
Other non-cash compensation					941		1,065			4,564	[1]	4,030		1,788
Non-cash partnership interest-based compensation					4,903		7,920			172,358	[1]	30,233		19,495
Amortization of debt issuance costs					261		855			1,336	[1]	1,643		1,686
Loss on extinguishment of debt					675		1,032			1,514	[1]	0		0
Change in fair value of derivatives					212		8,634			8,572	[1]	5,417		1,344
Change in fair value of warrant liabilities					(14,057)		0			13,315	[1]	0	[1]	0	[1]
Amortization of deferred rent					(397)		(128)			130	[1]	152		(897)
Proceeds received from investments					3,894		2,596			8,050	[1]	10,289		18,347
Non-cash investment income					(13,048)		(3,373)			(10,742)	[1]	(7,521)		(16,963)
Other					28		30			2,351	[1]	526		539
Change in assets and liabilities
Management fees receivable					(1,429)		969			(595)	[1]	5,132		(291)
Incentive fees receivable					43,489		13,913			(48,653)	[1]	(7,242)		7,594
Due from related parties					2,813		820			(1,100)	[1]	(3,467)		(1,218)
Other assets					20,992		(15,264)			(16,568)	[1]	(5,876)		1,968
Accrued compensation and benefits					(54,393)		(42,188)			6,295	[1]	(3,531)		(459)
Employee related obligations					563		(2,971)			2,660	[1]	(4,029)		6,583
Accrued expenses and other liabilities					(28,673)		807			(2,562)	[1]	101		2,165
Net cash provided by (used in) operating activities					15,791		(33,037)			68,170	[1]	96,193		117,029
Cash flows from investing activities
Purchases of premises and equipment					(55)		(809)			(1,308)	[1]	(3,995)		(868)
Contributions/subscriptions to investments					(8,207)		(6,425)			(23,911)	[1]	(21,505)		(23,210)
Withdrawals/redemption from investments					2,926		5,550			19,688	[1]	31,630		32,040
Net cash provided by (used in) investing activities					(3,999)		(1,684)			(5,531)	[1]	6,130		7,962
Cash flows from financing activities
Capital contributions received from noncontrolling interest		$ 125,400			1,083		174,564			177,832	[1]	4,720		6,447
Capital contributions received from member										0	[1]	18		0
Capital distributions paid to partners and member					(11,687)		(15)			(153,670)	[1]	(69,624)		(82,247)
Capital distributions paid to the noncontrolling interest					(13,277)		(5,814)			(39,812)	[1]	(43,660)		(49,234)
Proceeds from credit facility					0		20,000			20,000	[1]	25,000		0
Principal payments on credit facility					0		(3,000)			(45,000)	[1]	0		0
Principal payments on senior loan					(50,259)		(91,195)			(91,195)	[1]	(7,325)		(27,447)
Debt issuance costs					(851)		0			0	[1]	0		(1,291)
Capital contributions related to the Transaction and PIPE transactions net of underwriting costs										179,857	[1]	0		0
Proceeds from exercise of warrants				10,600	24,465		0			6,745	[1]	0		0
Net cash provided by (used in) financing activities					(53,004)		94,540			54,757	[1]	(90,871)		(153,772)
Effect of exchange rate changes on cash					(661)		(325)			884	[1]	314		(182)
Net increase (decrease) in cash and cash equivalents					(41,873)		59,494			118,280	[1]	11,766		(28,963)
Beginning of period		79,866	[1]		198,146	[1]	79,866	[1]	79,866 [1]	79,866	[1]	68,100		97,063
End of period				198,146 [1]	156,273		139,360			198,146	[1]	79,866	[1]	68,100
Supplemental disclosure of cash flow information
Cash paid during the year for interest					3,622		5,456			21,464	[1]	22,674		23,587
Cash paid during the year for income taxes					678		726			3,160	[1]	1,739		1,352
Supplemental disclosure of non-cash information from financing activities
Deemed contributions from GCMH Equityholders					4,903		7,920			172,358	[1]	30,233		19,495
Establishment of deferred tax assets, net related to tax receivable agreement and the Transaction					(60)		0			14,140	[1]	0		$ 0
As Previously Reported
Cash flows from operating activities
Net income (loss)				(78,649)						(67,630)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization expense										9,818
Deferred taxes										629
Other non-cash compensation										4,564
Non-cash partnership interest-based compensation										172,358
Amortization of debt issuance costs										1,336
Loss on extinguishment of debt										1,514
Change in fair value of derivatives										8,572
Change in fair value of warrant liabilities										0
Amortization of deferred rent										130
Proceeds received from investments										8,050
Non-cash investment income										(10,742)
Other										94
Change in assets and liabilities
Management fees receivable										(595)
Incentive fees receivable										(48,653)
Due from related parties										(1,100)
Other assets										(16,568)
Accrued compensation and benefits										6,295
Employee related obligations										2,660
Accrued expenses and other liabilities										(2,562)
Net cash provided by (used in) operating activities										68,170
Cash flows from investing activities
Purchases of premises and equipment										(1,308)
Contributions/subscriptions to investments										(23,911)
Withdrawals/redemption from investments										19,688
Net cash provided by (used in) investing activities										(5,531)
Cash flows from financing activities
Capital contributions received from noncontrolling interest										177,832
Capital contributions received from member										0
Capital distributions paid to partners and member										(153,670)
Capital distributions paid to the noncontrolling interest										(39,812)
Proceeds from credit facility										20,000
Principal payments on credit facility										(45,000)
Principal payments on senior loan										(91,195)
Debt issuance costs										0
Capital contributions related to the Transaction and PIPE transactions net of underwriting costs										179,857
Proceeds from exercise of warrants										6,745
Net cash provided by (used in) financing activities										54,757
Effect of exchange rate changes on cash										884
Net increase (decrease) in cash and cash equivalents										118,280
Beginning of period		79,866			198,146		79,866		79,866	79,866
End of period				198,146						198,146		79,866
Supplemental disclosure of cash flow information
Cash paid during the year for interest										21,464
Cash paid during the year for income taxes										3,160
Supplemental disclosure of non-cash information from financing activities
Deemed contributions from GCMH Equityholders										172,358
Establishment of deferred tax assets, net related to tax receivable agreement and the Transaction										14,140
Restatement Impacts
Cash flows from operating activities
Net income (loss)				(15,572)						(15,572)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization expense										0
Deferred taxes										0
Other non-cash compensation										0
Non-cash partnership interest-based compensation										0
Amortization of debt issuance costs										0
Loss on extinguishment of debt										0
Change in fair value of derivatives										0
Change in fair value of warrant liabilities										13,315
Amortization of deferred rent										0
Proceeds received from investments										0
Non-cash investment income										0
Other										2,257
Change in assets and liabilities
Management fees receivable										0
Incentive fees receivable										0
Due from related parties										0
Other assets										0
Accrued compensation and benefits										0
Employee related obligations										0
Accrued expenses and other liabilities										0
Net cash provided by (used in) operating activities										0
Cash flows from investing activities
Purchases of premises and equipment										0
Contributions/subscriptions to investments										0
Withdrawals/redemption from investments										0
Net cash provided by (used in) investing activities										0
Cash flows from financing activities
Capital contributions received from noncontrolling interest										0
Capital contributions received from member										0
Capital distributions paid to partners and member										0
Capital distributions paid to the noncontrolling interest										0
Proceeds from credit facility										0
Principal payments on credit facility										0
Principal payments on senior loan										0
Debt issuance costs										0
Capital contributions related to the Transaction and PIPE transactions net of underwriting costs										0
Proceeds from exercise of warrants										0
Net cash provided by (used in) financing activities										0
Effect of exchange rate changes on cash										0
Net increase (decrease) in cash and cash equivalents										0
Beginning of period		$ 0			$ 0		$ 0		$ 0	0
End of period				$ 0						0		$ 0
Supplemental disclosure of cash flow information
Cash paid during the year for interest										0
Cash paid during the year for income taxes										0
Supplemental disclosure of non-cash information from financing activities
Deemed contributions from GCMH Equityholders										0
Establishment of deferred tax assets, net related to tax receivable agreement and the Transaction										$ 0

[1]	For discussion on the restatement adjustments, see Note 4.